Financial Instruments - Summary of Maximum Exposure to Credit Risk (Parenthetical) (Detail) $ in Thousands	Mar. 31, 2018 USD ($)
Disclosure Of Financial Assets [Abstract]
Receivable from related party	$ 17,100